Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2021, 2020 and 2019 was as follows:

	Twelve Months Ended December 31,
	2021	2020	2019
	($ in millions)
Premiums written(1):
Direct	$2,341.4	$2,042.1	$1,956.9
Assumed	1,597.0	1,656.4	1,485.5
Ceded	(1,350.7)	(1,120.7)	(1,014.5)
Net premiums written	$2,587.7	$2,577.8	$2,427.9

Premiums earned(1):
Direct	$2,139.1	$2,026.4	$1,927.5
Assumed	1,479.2	1,612.0	1,494.9
Ceded	(1,207.8)	(1,110.9)	(1,129.1)
Net premiums earned	$2,410.5	$2,527.5	$2,293.3

Insurance losses and loss adjustment expenses:
Direct	$1,499.8	$1,479.6	$1,415.5
Assumed	1,000.6	1,134.5	1,147.9
Ceded	(807.1)	(773.3)	(883.7)
Net insurance losses and loss adjustment expenses	$1,693.3	$1,840.8	$1,679.7